Bank borrowings - (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Borrowings [abstract]
Non-Current Amount	$ 14,913	$ 15,774
Current Amount	31,635	62,059
Total	46,548	77,833
Credit facilities
Borrowings [abstract]
Limit	100,000	100,000
Receivable Factoring Facility
Borrowings [abstract]
Limit	66,300	95,994
Current Amount	30,683	60,976
Total	30,683	60,976
Other Loans
Borrowings [abstract]
Non-Current Amount	14,913	15,774
Current Amount	952	1,083
Total	$ 15,865	$ 16,857